Loan from a shareholder	12 Months Ended
Dec. 31, 2025
Loan From Shareholder
Loan from a shareholder

14.	Loan from a shareholder

Loan from a shareholder is non-trade in nature, unsecured, bear interest at 5.5% per annum, and repayable within 28 days from the date of closing the initial public offering process in the Nasdaq Stock Market LLC.